Exhibit 1

Deloitte & Touche LLP
Suite 301
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
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www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of DC Trust 2024-HLTN, Commercial Mortgage Pass-Through Certificates, Series 2024-HLTN. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 13, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From February 22, 2024 through March 13, 2024, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

March 13, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note, draft deed of trust (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Pro-forma title policy (the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Hotel management agreements and agreement of assignment of management agreement (collectively, the “Management Agreement”);

Phase I environmental report (the “Phase I Report”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	Zip Code	Appraisal Report
8	Property Type	Appraisal Report
9	Property Type Detail	Appraisal Report
10	Hotel Flag	Management Agreement
11	Hotel Brand	Management Agreement
12	Brand Management Agreement Initial Maturity	Management Agreement
13	Brand Management Agreement Renewal Options	Management Agreement
14	Brand Management Agreement Fully Extended Maturity	Management Agreement
15	Year Built	Appraisal Report
16	Most Recent Renovation	Appraisal Report
17	Total Property Rooms	Underwritten Financial Summary Report
18	Total Property Occupancy Rate	Underwritten Financial Summary Report
19	Occupancy As of Date	Underwritten Financial Summary Report
20	Total Debt Original Balance	Loan Agreement
21	Total Debt Cut-off Date Balance	Loan Agreement
22	Whole Loan Original Balance	Loan Agreement
23	Whole Loan Cut-off Date Balance	Loan Agreement
24	Whole Loan Per Room	Refer to calculation procedures
25	Mortgage Loan Original Balance	Loan Agreement
26	Mortgage Loan Cut-off Date Balance	Loan Agreement
27	Companion Loan Original Balance	Not Applicable
28	Companion Loan Cut-off Date Balance	Not Applicable
29	Loan Purpose	Loan Agreement
30	Borrower	Loan Agreement
31	Sponsor	Loan Agreement
32	Carve-Out Guarantor(s)	Guaranty
33	Title Type	Title Policy
34	Ground Lessor	Not Applicable
35	Ground Lease Expiration	Not Applicable
36	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
37	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
38	Whole Loan Monthly IO Payment	Refer to calculation procedures

	Characteristic	Source Document
39	Whole Loan Annual IO Debt Service	Refer to calculation procedures
40	Monthly P&I Payment	Not Applicable
41	Annual P&I Debt Service	Not Applicable
42	Interest Accrual Method	Loan Agreement
43	Interest Accrual Start	Loan Agreement
44	Interest Accrual End	Loan Agreement
45	Grace Period (Late Fee)	Loan Agreement
46	Grace Period (Default)	Loan Agreement
47	IO Term (mos)	Loan Agreement
48	Original Amortization Term	Loan Agreement
49	Amortization Type	Loan Agreement
50	Origination Date	None - Company Provided
51	First Payment Date	Loan Agreement
52	Interest Rate	None - Company Provided
53	Administrative Fee Rate	None - Company Provided
54	Net Interest Rate	Refer to calculation procedures
55	Original Loan Term (mos)	Loan Agreement
56	Remaining Loan Term (mos)	Refer to calculation procedures
57	Seasoning	Refer to calculation procedures
58	Maturity Date	Loan Agreement
59	Whole Loan Balloon Balance	Loan Agreement
60	Mortgage Loan Balloon Balance	Loan Agreement
61	Companion Loan Balloon Balance	Not Applicable
62	Lockout Expiration Date	Loan Agreement
63	Open Period Begin Date	Loan Agreement
64	Prepay Description	Loan Agreement
65	Appraisal Date	Appraisal Report
66	Appraisal Value	Appraisal Report
67	Cut-off Date LTV	Refer to calculation procedures
68	Maturity Date LTV	Refer to calculation procedures
69	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
70	Fourth Most Recent NOI	Underwritten Financial Summary Report
71	Third Most Recent NOI Date	Underwritten Financial Summary Report
72	Third Most Recent NOI	Underwritten Financial Summary Report
73	Second Most Recent NOI Date	Underwritten Financial Summary Report
74	Second Most Recent NOI	Underwritten Financial Summary Report
75	Most Recent NOI Date	Underwritten Financial Summary Report
76	Most Recent Description	Underwritten Financial Summary Report
77	Most Recent Revenue	Underwritten Financial Summary Report
78	Most Recent Expenses	Underwritten Financial Summary Report

	Characteristic	Source Document
79	Most Recent NOI	Underwritten Financial Summary Report
80	Most Recent NCF	Underwritten Financial Summary Report
81	Underwritten Revenue	Underwritten Financial Summary Report
82	Underwritten Expenses	Underwritten Financial Summary Report
83	Underwritten NOI	Underwritten Financial Summary Report
84	Underwritten IO NOI DSCR	Refer to calculation procedures
85	Underwritten P&I NOI DSCR	Not Applicable
86	Underwritten NOI Debt Yield	Refer to calculation procedures
87	Underwritten Replacement Reserve	Underwritten Financial Summary Report
88	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
89	Underwritten NCF	Underwritten Financial Summary Report
90	Underwritten IO NCF DSCR	Refer to calculation procedures
91	Underwritten P&I NCF DSCR	Not Applicable
92	Underwritten NCF Debt Yield	Refer to calculation procedures
93	Major Tenant 1	Not Applicable
94	Major Tenant 1 UW Base Rent	Not Applicable
95	Major Tenant 1 % UW Base Rent	Not Applicable
96	Major Tenant 1 Sq. Ft.	Not Applicable
97	Major Tenant 1 Expiration	Not Applicable
98	Major Tenant 2	Not Applicable
99	Major Tenant 2 UW Base Rent	Not Applicable
100	Major Tenant 2 % UW Base Rent	Not Applicable
101	Major Tenant 2 Sq. Ft.	Not Applicable
102	Major Tenant 2 Expiration	Not Applicable
103	Major Tenant 3	Not Applicable
104	Major Tenant 3 UW Base Rent	Not Applicable
105	Major Tenant 3 % UW Base Rent	Not Applicable
106	Major Tenant 3 Sq. Ft.	Not Applicable
107	Major Tenant 3 Expiration	Not Applicable
108	Major Tenant 4	Not Applicable
109	Major Tenant 4 UW Base Rent	Not Applicable
110	Major Tenant 4 % UW Base Rent	Not Applicable
111	Major Tenant 4 Sq. Ft.	Not Applicable
112	Major Tenant 4 Expiration	Not Applicable
113	Major Tenant 5	Not Applicable
114	Major Tenant 5 UW Base Rent	Not Applicable
115	Major Tenant 5 % UW Base Rent	Not Applicable
116	Major Tenant 5 Sq. Ft.	Not Applicable
117	Major Tenant 5 Expiration	Not Applicable
118	Lockbox	Loan Agreement, Cash Management Agreement

	Characteristic	Source Document
119	Cash Management	Loan Agreement, Cash Management Agreement
120	Engineering Report Date	Engineering Report
121	Environmental Phase I Report Date	Phase I Report
122	Environmental Phase II Report Date	Not Applicable
123	Seismic Report Date	Not Applicable
124	Seismic PML	Not Applicable
125	Additional Financing	Loan Agreement
126	In Place/Future	Not Applicable
127	Additional Financing Type	Not Applicable
128	Additional Financing Original Balance	Not Applicable
129	Additional Financing Cut-off Date Balance	Not Applicable
130	Additional Financing Cumulative Loan Per Room	Not Applicable
131	Additional Financing Cumulative LTV	Not Applicable
132	Additional Financing Lender	Not Applicable
133	Additional Financing Interest Rate	Not Applicable
134	Additional Financing Interest Accrual Method	Not Applicable
135	Additional Financing Amortization Type	Not Applicable
136	Additional Financing Origination Date	Not Applicable
137	Additional Financing Monthly IO Payment	Not Applicable
138	Additional Financing Annual IO Payment	Not Applicable
139	Additional Financing Monthly P&I Payment	Not Applicable
140	Additional Financing Annual P&I Payment	Not Applicable
141	Additional Financing Cumulative IO DSCR on NCF	Not Applicable
142	Additional Financing Cumulative P&I DSCR on NCF	Not Applicable
143	Additional Financing Cumulative Debt Yield on NOI	Not Applicable
144	Additional Financing Cumulative Debt Yield on NCF	Not Applicable
145	Real Estate Tax Escrow - Initial	Loan Agreement
146	Real Estate Tax Escrow - Ongoing	Loan Agreement
147	Insurance Escrow - Initial	Loan Agreement
148	Insurance Escrow - Ongoing	Loan Agreement
149	Replacement Reserve Escrow - Initial	Loan Agreement
150	Replacement Reserve Escrow - Ongoing	Loan Agreement
151	Immediate Repairs Escrow - Initial	Loan Agreement
152	Immediate Repairs Escrow – Ongoing	Loan Agreement
153	Rollover Escrow – Initial	Loan Agreement
154	Rollover Escrow – Ongoing	Loan Agreement
155	Other Escrow Required	Loan Agreement

	Characteristic	Source Document
156	Other Escrow Description	Not Applicable
157	Other Escrow Initial	Loan Agreement
158	Other Escrow - Ongoing	Loan Agreement

Calculation Procedures

With respect to Characteristic 24, we recomputed the Whole Loan Per Room by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property Rooms.

With respect to Characteristic 36, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 37, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 38, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 39, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 54, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 56, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 57, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of April 9, 2024 (the “Cut-off Date”).

With respect to Characteristic 67, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 68, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 84, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 86, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 90, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 92, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-Off Date Balance.